Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	Incentive Pay Recovery Policy (Clawback). The USCB Financial Holdings Compensation Recovery Policy was adopted by the Board and effective as of December 1, 2023. This policy was adopted to comply with Section 10D of the Exchange Act and The Nasdaq Stock Market listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to USCB Financial Holdings’ current and former “executive officers” as defined under Rule 10D-1 of the Exchange Act as well as such other officers as may be determined in the discretion of the compensation committee, USCB Financial Holdings must recover erroneously awarded, incentive-based compensation on a pre-tax basis, subject to very limited exceptions, to the extent the applicable financial reporting measure was attained during the three-year period preceding the date USCB Financial Holdings is required to prepare an accounting restatement. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements, as well as restatements that correct errors that are not material to previously issued financial statements but would result in a material misstatement if (a) the errors were left uncorrected in the current report or (b) the error correction was recognized in the current period. The policy requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.